Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2019
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Registrant Name	RIVER FINANCIAL CORPORATION
Entity Central Index Key	0001641601
Entity Filer Category	Non-accelerated Filer